Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Parenthetical) (Detail) - Weighted average [member]	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	42.50%	47.60%
Lease liabilities [member] | In Pesos [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	49.10%	50.30%
Lease liabilities [member] | In US Dollars [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	10.80%	10.70%